INTEREST RATE RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Interest Rate Risk Management
Allocation of financial assets and liabilities to interest classes
	IN %		IN MILLIONS OF USD
AT DECEMBER 31, 2019 IN MILLIONS OF USD	AVERAGE VARIABLE INTEREST RATE	AVERAGE FIXED INTEREST RATE	VARIABLE INTEREST RATE	FIXED INTEREST RATE	TOTAL INTER- EST BEARING	NON- INTEREST BEARING	TOTAL
Cash and cash equivalents	1.0%		155.4	–	155.4	162.6	318.0
Trade receivables			–	–	–	0.5	0.5
Other accounts receivable		4.5%	–	4.9	4.9	34.1	39.0
Other non-current assets	7.0%	4.5%	19.8	7.8	27.6	6.3	33.9
Financial assets			175.2	12.7	187.9	203.5	391.4

Trade payables			–	–	–	124.6	124.6
Borrowings, current		2.8%	–	3.0	3.0	42.9	45.9
Other liabilities			–	–	–	113.9	113.9
Borrowings, non-current		5.7%	–	503.1	503.1	–	503.1
Lease obligations		4.2%	–	1,343.9	1,343.9	–	1,343.9
Other non-current liabilities			–	–	–	0.7	0.7
Financial liabilities			–	1,850.0	1,850.0	282.1	2,132.1

Net financial liabilities			(175.2)	1,837.3	1,662.1	78.6	1,740.7

	IN %		IN MILLIONS OF USD
AT DECEMBER 31, 2018 IN MILLIONS OF USD	AVERAGE VARIABLE INTEREST RATE	AVERAGE FIXED INTEREST RATE	VARIABLE INTEREST RATE	FIXED INTEREST RATE	TOTAL INTER- EST BEARING	NON- INTEREST BEARING	TOTAL
Cash and cash equivalents	1.0%		68.6	–	68.6	165.6	234.2
Trade receivables			–	–	–	1.3	1.3
Other accounts receivable			–	–	–	36.8	36.8
Other non-current assets	6.5%		22.1	–	22.1	5.3	27.4
Financial assets			90.7	–	90.7	209.0	299.7

Trade payables			–	–	–	105.5	105.5
Borrowings, current		0.7%	–	10.5	10.5	40.9	51.4
Other liabilities			–	–	–	106.9	106.9
Borrowings, non-current		5.7%	–	492.6	492.6	–	492.6
Financial liabilities			–	503.1	503.1	253.3	756.4

Net financial liabilities			(90.7)	503.1	412.4	44.3	456.7